Utility Plant (Tables)	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Schedule Of Net Utility Plant

December 31,	2011	2010
Gas plant:
Storage	$20,496	$20,396
Transmission	295,103	274,646
Distribution	4,048,078	3,847,731
General	291,639	279,402
Other	155,734	146,930

	4,811,050	4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489

Net utility plant	$3,218,944	$3,072,436

Schedule Of Depreciation And Amortization Expense

	2011	2010	2009
Depreciation and amortization expense	$172,712	$167,050	$162,240

Schedule Of Rental Payments And Current Term Expiration Dates

	2012	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,100	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,396	1,446	243	—	—	—

Schedule Of Rental Payments For Operating Leases

	2011	2010	2009
Southwest Gas	$7,812	$7,585	$8,630
NPL	19,017	11,780	11,301

Consolidated rental payments/lease expense	$26,829	$19,365	$19,931

Schedule Of Future Minimum Lease Payments For Operating Leases

Year Ending December 31,
2012	$6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194

Total minimum lease payments	$21,866